Supplement, dated July 1, 2024

to Initial Summary Prospectus

dated May 1, 2024

Mutual of America Separate Account No. 2

Flexible Premium Annuity Contracts

The following supplemental information should be read in conjunction with the Initial Summary Prospectus and Updating Summary Prospectus dated May 1, 2024 for the Flexible Premium Annuity Contracts (“FPA Contracts”) and the Prospectus dated May 1, 2024 for the Individual Retirement Annuity (“IRA Contracts”) and FPA Contracts issued by Mutual of America Life Insurance Company (the “Company”) through Mutual of America Separate Account No. 2 (the “Separate Account”). Special terms not defined herein have the meanings ascribed to them in your Prospectus.

The following information replaces the “Fees and Expenses” subsection of the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE FPA CONTRACT” section of your Prospectus:

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None			Charges

Transaction Charges	There are no charges for other transactions under the Contract.			Charges

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			Charges
	ANNUAL FEE	MIN.	MAX.
	1. Base Contract (varies by Contract class)	1.20%[1]	1.20%[1]
	2. Investment options (Underlying Fund fees and expenses)	0.09%[2]	0.98%[2]
	3. Optional benefits available for an additional charge	NA	NA

[1] As a percentage of the Separate Account value. See the “Charges” section of the Prospectus for a description of the Base Contract Fee and related charges.

[2] As a percentage of the net asset value of the Underlying Fund assets.

Because you may choose from among the Investment Alternatives offered, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

LOWEST ANNUAL COST ESTIMATE: $1,028	HIGHEST ANNUAL COST ESTIMATE: $1,950

Assumes:

•  Investment of $100,000

•  5% annual appreciation

•  Least expensive combination of Contract classes and Underlying Fund fees and expenses

•  No optional benefits

•  No sales charges

•  No additional Contributions, transfers, or withdrawals

Assumes:

•  Investment of $100,000

•  5% annual appreciation

•  Most expensive combination of Contract Classes and Underlying Fund fees and expenses

•  No optional benefits

•  No sales charges

No additional Contributions, transfers, or withdrawals

The following information replaces the table of minimum and maximum total operating expenses charged by the Underlying Funds within the “FEE TABLE - FPA CONTRACTS” section of your Prospectus:

The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you are a Participant. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in the Appendix to this Prospectus entitled “Underlying Funds As Investment Options Available Under the Contract”.

	Maximum	Minimum
Annual Underlying Fund Expenses
(expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of Underlying Fund average net assets) (before expense reimbursement)	0.09%	0.98%
Net Annual Underlying Fund Expenses
(expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of Underlying Fund average net assets) (after expense reimbursement)	0.09%	0.90%

The following replaces the first underlying fund in Appendix A: UNDERLYING FUNDS AVAILABLE AS INVESTMENT OPTIONS UNDER THE FPA CONTRACTS at the back of your Prospectus:

Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity VIP Index 500 (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers	0.09%	26.19%	15.56%	11.92%

This Supplement Should Be Retained With Your Prospectus For Future Reference.